CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
CONTRACTUAL COMMITMENTS
CONTRACTUAL COMMITMENTS

Construction and Service Contracts

As at December 31,	2017	2016
Within 1 year	$515.3	$312.4
Between 1 to 3 years	501.7	247.5
Between 3 to 5 years	150.0	57.7
After 5 years	—	10.4
	$1,167.0	$628.0

In addition, the Company has arranged irrevocable letters of credit for the amounts of $18.3 million (C$24.6 million) in favor of the Government of Quebec and $0.4 million (C$0.5 million) in favor of the Government of Ontario as a guarantee of payment of the rehabilitation and restoration work relating to the Company's share of mining interest in Canadian Malartic. Such irrevocable letters of credit will be automatically extended for one year periods from the expiration date and future expiration dates thereafter.

Operating Leases

The Company leases office premises under non-cancellable operating leases. The total of future minimum lease payments under non-cancellable operating leases are as follows:

As at December 31,	2017	2016
Within 1 year	$5.9	$1.9
Between 1 and 5 years	14.7	1.5
After 5 years	6.1	—
	$26.7	$3.4

The total operating lease payments that were expensed during the year amounted to $4.0 million (2016 - $4.3 million).